Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	THE GABELLI MONEY MARKET FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000888129
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2024
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
THE GABELLI U.S. TREASURY MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI U.S. TREASURY MONEY MARKET FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GABELLI U.S. TREASURY MONEY MARKET FUND (the “Fund”)

Supplement dated January 29, 2024, to the Fund’s Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”), each dated January 26, 2024

Effective February 2, 2024, Class AAA shares of the Fund will be renamed Class I shares. Accordingly, effective February 2, 2024, each instance of “Class AAA” in the Prospectus and the SAI is hereby deleted and replaced with “Class I.”

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE